Related Party Transactions	12 Months Ended
Mar. 31, 2018
Related party transactions [abstract]
Related Party Transactions

10.	RELATED PARTY TRANSACTIONS

Balances due to related parties	March 31, 2018	March 31, 2017
Hunter Dickinson Services Inc. (note 10(b))	$148,877	$157,282
United Mineral Services Ltd. (note 10(c))	–	18,055
	$148,877	$175,337

(a)	Transactions with key management personnel

Key management personnel (“KMP”) are those persons that have the authority and responsibility for planning, directing and controlling the activities of the Company, directly and indirectly, and by definition include all directors of the Company.

Transactions with key management personnel were as follows:

	Year ended March 31,
	2018	2017	2016
Directors fees paid directly by the Company	$–	$–	$35,000
Directors fees paid to HDSI	–	–	187,000
Total	$–	$–	$222,000

Note 8 includes the details of a director’s loans. Note 6 includes the details of the acquisition of mineral property interests from a private entity wholly-owned by one of the Company’s directors.

(b)	Balances and transactions with Hunter Dickinson Inc.

Hunter Dickinson Inc. (“HDI”) and its wholly-owned subsidiary Hunter Dickinson Services Inc. (“HDSI”) are private companies established by a group of mining professionals engaged in advancing mineral properties for a number of publicly-listed exploration companies, one of which is the Company.

The Company has 2 directors in common with HDSI, namely: Robert Dickinson and Ronald Thiessen. Also, the Company’s President, Chief Financial Officer, and Corporate Secretary are employees of HDSI and work for the Company under an employee secondment arrangement between the Company and HDSI.

HDSI provides technical, geological, corporate communications, regulatory compliance, and administrative and management services to the Company, on an as-needed and as-requested basis from the Company. As a result of this relationship, the Company has ready access to a range of diverse and specialized expertise on a regular basis, without having to engage or hire full-time experts. Services from HDSI are provided on a non-exclusive basis. The Company is not obligated to acquire any minimum amount of services from HDSI. The value of services received from HDSI is determined based on a charge-out rate for each employee performing the service and for the time spent by the employee. Such charge-out rates are agreed and set annually in advance.

HDSI also incurs third-party costs on behalf of the Company; such third-party costs are reimbursed by the Company to HDSI at cost without any markup and such costs include, for example, directors and officers insurance, travel, conferences, and communication services.

The following is a summary of transactions with related entities that occurred during the reporting period:

Transactions with HDSI	Year ended March 31,
	2018	2017	2016
Services received from HDSI and as requested by the Company	$1,419,000	$1,042,000	$1,389,000
Directors fees paid to HDSI(note 10(a))	–	–	187,000
Information technology-infrastructure and support services	60,000	60,000	111,000
Reimbursement , at cost, of third party expenses incurred by HDSI on behalf of the Company	$139,000	$35,000	$73,000
	$1,618,000	$1,137,000	$1,760,000

(c)	Balances and transactions with United Mineral Services Ltd.

United Mineral Services Ltd. (“UMS”) is a privately held company wholly-owned by one of the directors of the Company. UMS is engaged in the acquisition and exploration of mineral property interests.

During the year ended March 31, 2017, the Company acquired from UMS a 100% interest in two mineral property interests, namely JOY and DUKE, for aggregate acquisition costs of $504,295 (note 6(a)). Subsequent to the acquisition of the properties, UMS has incurred third-party costs on behalf of the Company, for example, mineral property claims paid on behalf of the Company. These third-party costs are reimbursed by the Company at a 5% markup.

The following is a summary of the transactions with UMS during the reporting period:

Transactions with UMS	Year ended March 31,
	2018	2017	2016
Acquisition of mineral property interests	$–	$504,000	$–
Reimbursement of third-party expenses incurred on behalf of the Company	27,000	18,000	–
	$27,000	$522,000	$–